UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC
Address: 545 Madison Avenue
         10th Floor
         New York, NY  10022

13F File Number:  028-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael N. Thompson
Title:     Managing Partner
Phone:     (212) 378-0830

Signature, Place, and Date of Signing:

 /s/  Michael N. Thompson     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $785,974 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANWORTH MORTGAGE ASSET CP      COM              037347101     1156   200000 SH       SOLE                   200000        0        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188      795    25000 SH  PUT  SOLE                    25000        0        0
BARRICK GOLD CORP              COM              067901108    17722   506200 SH       SOLE                   506200        0        0
CBS CORP NEW                   CL B             124857202    49465  1300000 SH       SOLE                  1300000        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    21826  1400000 SH       SOLE                  1400000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     7464   210427 SH       SOLE                   210427        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    67500  1250000 SH       SOLE                  1250000        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103     8175    50000 SH       SOLE                    50000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    45056  1225000 SH       SOLE                  1225000        0        0
HOMESTREET INC                 COM              43785V102     5110   200000 SH       SOLE                   200000        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106    25755   750000 SH       SOLE                   750000        0        0
KINDER MORGAN INC DEL          COM              49456B101    14132   400000 SH  CALL SOLE                   400000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    11523  1185500 SH       SOLE                  1185500        0        0
MBIA INC                       COM              55262C100    10990  1400000 SH       SOLE                  1400000        0        0
MCDONALDS CORP                 COM              580135101    29772   337500 SH  CALL SOLE                   337500        0        0
MPG OFFICE TR INC              COM              553274101     6353  2062502 SH       SOLE                  2062502        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    24846   802000 SH       SOLE                   802000        0        0
NEWCASTLE INVT CORP            COM              65105M108    31465  3625000 SH       SOLE                  3625000        0        0
PRICELINE COM INC              COM NEW          741503403    12424    20000 SH       SOLE                    20000        0        0
RAIT FINANCIAL TRUST           COM NEW          749227609     5650  1000000 SH       SOLE                  1000000        0        0
ROPER INDS INC NEW             COM              776696106    27870   250000 SH       SOLE                   250000        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101    15635   500000 SH       SOLE                   500000        0        0
RYMAN HOSPITALITY PPTYS INC    COM              78377T107     7692   200000 SH       SOLE                   200000        0        0
SCORPIO TANKERS INC            SHS              Y7542C106     7110  1000000 SH       SOLE                  1000000        0        0
SEADRILL PARTNERS LLC          COMUNIT REP LB   Y7545W109     5130   200000 SH       SOLE                   200000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   209610  3425000 SH       SOLE                  3425000        0        0
SPIRIT RLTY CAP INC            COM              84860f109    32893  1850000 SH       SOLE                  1850000        0        0
TOWER GROUP INC                COM              891777104     2164   121800 SH       SOLE                   121800        0        0
TRONOX LTD                     SHS CL A         Q9235V101    13975   765775 SH       SOLE                   765775        0        0
VISTEON CORP                   COM NEW          92839U206    24458   454446 SH       SOLE                   454446        0        0
WALTER INVT MGMT CORP          NOTE 4.500%11/0  93317WAA0     1063  1000000 PRN      SOLE                  1000000        0        0
WHITING PETE CORP NEW          COM              966387102    12547   289300 SH       SOLE                   289300        0        0
WILLIAMS COS INC DEL           COM              969457100    28648   875000 SH       SOLE                   875000        0        0